Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 2,484,978	$ 2,751,929	$ 2,354,931
Change during period	127,332	(15,058)	(95,451)
Reclassified to operations	(554)	(560)	(3,718)
Tax effect	(33)	700	1,846
Other comprehensive income (loss), net of tax	126,745	(14,918)	(97,323)
Balance, end of period	1,561,163	2,484,978	2,751,929
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	230,835	247,362	338,146
Change during period	128,275	(18,172)	(90,309)
Reclassified to operations	(507)	1,623	(4,254)
Tax effect	(217)	22	3,779
Other comprehensive income (loss), net of tax	127,551	(16,527)	(90,784)
Balance, end of period	358,386	230,835	247,362
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(8,209)	(6,758)	(5,227)
Change during period	(674)	237	(163)
Reclassified to operations	(47)	(2,183)	536
Tax effect	184	495	(1,904)
Other comprehensive income (loss), net of tax	(537)	(1,451)	(1,531)
Balance, end of period	(8,746)	(8,209)	(6,758)
Other
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	4,053	993	6,001
Change during period	(269)	2,877	(4,979)
Reclassified to operations	0	0	0
Tax effect	0	183	(29)
Other comprehensive income (loss), net of tax	(269)	3,060	(5,008)
Balance, end of period	3,784	4,053	993
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	226,679	241,597	338,920
Balance, end of period	353,424	226,679	241,597
Attributable to non-controlling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	35,846	19,940	1,249
Change during period	(59,455)	15,906	18,691
Reclassified to operations	0	0	0
Tax effect	0	0	0
Other comprehensive income (loss), net of tax	(59,455)	15,906	18,691
Balance, end of period	(23,609)	35,846	19,940
Attributable to IGT PLC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	262,525	261,537	340,169
Change during period	67,877	848	(76,760)
Reclassified to operations	(554)	(560)	(3,718)
Tax effect	(33)	700	1,846
Other comprehensive income (loss), net of tax	67,290	988	(78,632)
Balance, end of period	$ 329,815	$ 262,525	$ 261,537